RESTRUCTURING 1 (Details) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Sep. 30, 2012 Frontline 2012 Ltd [Member]	Dec. 17, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	May 31, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Sep. 30, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]	Apr. 30, 2012 Frontline 2012 Ltd [Member] Private Placement [Member]	Dec. 16, 2011 Frontline 2012 Ltd [Member] Private Placement [Member]
Schedule of Equity Method Investments [Line Items]
Number of wholly-owned special purpose companies sold to Frontline 2012 (in number of subsidiaries)				15
Number of VLCCs owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)				6
Number of VLCC's owned with a time charters attached which have been sold to Frontline 2012 (in number of vessels)				1
Number of Suezmax tankers owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)				4
Number of VLCC newbuilding contracts owned by the special purpose companies which have been sold to Frontline 2012 (in number of vessels)				5
Number of independent broker valuations (in number of valuations)				3
Proceeds from sale of shares in subsidiaries				$ 128,882,000
Outstanding newbuilding installments transferred				325,500,000
Debt transferred				666,318,000
Fair market value of assets sold to Frontline 2012				1,120,700,000
Net book value of vessels sold				(864,865,000)
Net book value of Newbuilding contracts sold				(237,057,000)
Outstanding newbuilding installments transferred				(325,500,000)
Legal fees				(250,000)
Loss on sale				(306,972,000)
Working Capital balances purchased				10,500,000
Number of new ordinary shares issued in transaction (in shares)						100,000,000
Par value of new ordinary shares issued in transaction (in dollars per share)	$ 2.50		$ 2.50								$ 2.00
Subscription price of ordinary shares issued (in dollars per share)							$ 3.75				$ 2.85
Gross proceeds received by equity method investee from issuance of private placement									285,000,000
Number of shares allocated in the transaction to the Company or to Frontline Ltd (in shares)								8,771,000	8,771,000
Percentage of share capital obtained in Frontline 2012 (in hundredths)				8.80%	7.90%		7.90%	8.80%	8.80%	8.80%
Investment in associated companies	13,548,000	0					13,300,000	25,000,000	25,000,000
Operating fleet prior to restructuring (in units)			58
Operating fleet following restructuring (in units)			48
Number of vessels owned through ITCL (in number of vessels)			9
Newbuilding commitments prior to restructuring			437,900,000
Newbuilding commitments following restructuring			$ 112,400,000
Number of Suezmax newbuilding contracts affected by restructuring			2